Financial Instruments and Risk Management - Disclosure of Fair Value Measurements of Assets (Details) - Recurring Fair Value Measurement - Derivatives - Level 2 of Fair Value Hierarchy - USD ($)
$ in Thousands
	Mar. 31, 2018	Mar. 31, 2017
Disclosure of fair value measurement of assets [line items]
Gross amount of recognized financial assets	$ 282	$ 179
Gross amount of recognized financial liabilities offset in the statement of financial position		(179)
Net amounts financial assets presented in the statement of financial position	$ 282